Interest-bearing loans and borrowings - Bank loans (Details)													1 Months Ended		11 Months Ended	12 Months Ended
	Sep. 11, 2020 USD ($)	Sep. 26, 2019 USD ($)	Sep. 07, 2018 USD ($) ship installment	Jun. 12, 2018 USD ($) installment ship	Mar. 22, 2018 USD ($) vessel installment	Apr. 25, 2017 USD ($) installment	Apr. 13, 2015 USD ($)	Mar. 03, 2015 USD ($)	Dec. 23, 2014 USD ($)	Dec. 22, 2014 USD ($)	Oct. 22, 2014 USD ($)	Oct. 13, 2014 USD ($) ship	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	May 13, 2016 ship	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Sep. 11, 2020	Sep. 11, 2020 vessel	Sep. 11, 2020 very_large_crude_carrier	Sep. 11, 2020 suezmax_tanker_vessel_type	Aug. 28, 2019 USD ($)	Jun. 27, 2019 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Jan. 30, 2017 USD ($)	Dec. 16, 2016 USD ($) ship	Nov. 09, 2015 USD ($)	Aug. 19, 2015 USD ($) ship	Mar. 25, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings (Note 16)																$ 994,989,000	$ 1,318,398,000	[1]	$ 1,115,894,000	[1]
New loans																893,827,000	1,099,701,000	[1]	983,882,000	[1]
Early repayments																906,000,000	1,225,747,000
Other borrowings (Note 16)													$ 1,744,859,000			1,273,413,000	1,744,859,000		1,768,510,000
Periodic payment																494,502,000	831,000,000
VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | ship															4
Senior secured credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount												$ 340,000,000.0
Borrowings term												7 years
New loans							$ 50,400,000	$ 53,400,000	$ 50,300,000	$ 60,300,000
Senior secured credit facility due 2021 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels used as collateral | ship												7
Senior secured credit facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												2.25%
Non-amortizing revolving credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount												$ 148,000,000.0				148,000,000
Other borrowings (Note 16)													0			0	0
Facility size													133,962,000			0	133,962,000
Non-amortizing revolving credit facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													0			$ 0	0
Non-amortizing revolving credit facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																2.25%
Secured term loan facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount												192,000,000.0				$ 192,000,000
Other borrowings (Note 16)													43,447,000			0	43,447,000
Facility size													43,447,000			0	43,447,000
Secured term loan facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													42,859,000			$ 0	42,859,000
Secured term loan facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																2.25%
Senior secured loan due 2026 with margin rate at 2.35%
Disclosure of detailed information about borrowings [line items]
Face amount	$ 713,000,000.0												713,000,000.0			$ 713,000,000.0	713,000,000.0
Number of vessels used as collateral																						16	9	3
Other borrowings (Note 16)													0			185,000,000	0
Facility size													0			469,000,000	0
Number of vessels used as collateral, under construction | very_large_crude_carrier																							4
Senior secured loan due 2026 with margin rate at 2.35% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													0			$ 177,529,000	0
Senior secured loan due 2026 with margin rate at 2.35% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																2.35%					2.35%
Revolving credit facility due 2026
Disclosure of detailed information about borrowings [line items]
Face amount	$ 469,000,000.0
Borrowings, Reduced Interest Coupon Based On GHG Emissions Compliance	0.05%
Term loan facility due 2026
Disclosure of detailed information about borrowings [line items]
Face amount	$ 244,000,000.0
Bank loans
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings (Note 16)												153,100,000
Reduction of notional amount of debt														$ 13,600,000
Early repayments														$ 7,300,000		$ 905,000,000	1,225,747,000
Other borrowings (Note 16)													1,223,451,000			856,860,000	1,223,451,000		$ 1,560,002,000
Periodic payment																88,989,000	92,651,000
Secured loan facility dated April 2009
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings (Note 16)												$ 300,000,000.0
Secured loan facility due 2017
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings (Note 16)											$ 300,000,000
Senior secured amortizing revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount																750,000,000																	$ 750,000,000.0
Number of vessels used as collateral | ship																																	9
Other borrowings (Note 16)													130,000,000			0	130,000,000
Facility size													322,340,000			45,958,000	322,340,000
Senior secured amortizing revolving credit facility | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													128,205,000			$ (871,000)	128,205,000
Senior secured amortizing revolving credit facility | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																																	21
Senior secured amortizing revolving credit facility | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																																	4
Senior secured amortizing revolving credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																1.95%																	195.00%
Unsecured revolving credit facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount																$ 60,000,000																$ 60,000,000.0
Margin rate																																2.25%
Other borrowings (Note 16)													0			0	0
Facility size													60,000,000			0	60,000,000
Unsecured revolving credit facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													0			$ 0	0
Unsecured revolving credit facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																2.25%
Senior secured amortizing revolving credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount																$ 409,500,000															$ 409,500,000
Number of vessels used as collateral | vessel																8
Reduction of notional amount of debt													56,900,000
Other borrowings (Note 16)													90,000,000			$ 65,000,000	90,000,000
Facility size													212,459,000			175,605,000	212,459,000
Senior secured amortizing revolving credit facility due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													88,328,000			$ 63,997,000	88,328,000
Senior secured amortizing revolving credit facility due 2023 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																															11
Senior secured amortizing revolving credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																2.25%
Senior secured credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount																																		$ 500,000,000
Senior secured credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																																		2.25%
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount																														$ 110,000,000.0
Korean Export Credit Facility
Disclosure of detailed information about borrowings [line items]
Face amount						$ 108,500,000
Borrowings term						12 years
Other borrowings (Note 16)													90,500,000			$ 83,200,000	90,500,000
Number of installment payments | installment						24
Frequency of installment payments						6 months
Periodic payment						$ 3,600,000
Balloon installment to be paid						21,700,000
Borrowing costs capitalised						$ 3,200,000
Repayment notification term						180 days
Commercial Tranche Due 2029 With Margin Rate1.95
Disclosure of detailed information about borrowings [line items]
Face amount						$ 27,100,000										27,100,000
Margin rate						1.95%
Other borrowings (Note 16)													26,007,000			25,554,000	26,007,000
Facility size													26,007,000			25,554,000	26,007,000
Commercial Tranche Due 2029 With Margin Rate1.95 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													25,389,000			$ 25,554,000	25,389,000
Commercial Tranche Due 2029 With Margin Rate1.95 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																1.95%
Insured Tranche Due 2029 With Margin Rate 1.50
Disclosure of detailed information about borrowings [line items]
Face amount						$ 81,400,000										$ 81,400,000
Margin rate						1.50%
Other borrowings (Note 16)													64,452,000			57,667,000	64,452,000
Facility size													64,452,000			57,667,000	64,452,000
Insured Tranche Due 2029 With Margin Rate 1.50 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													62,970,000			$ 55,918,000	62,970,000
Insured Tranche Due 2029 With Margin Rate 1.50 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																1.50%
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Face amount			$ 200,000,000.0																									$ 220,000,000.0	$ 220,000,000.0
Number of vessels used as collateral | ship			9
Number of installment payments | installment			12
Borrowing costs capitalised					$ 1,600,000
Repayment notification term					13 months
Debt instrument, expected future payment			$ 55,000,000.0
Senior Secured Loans | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate			2.00%
Senior Secured Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Face amount					$ 69,400,000
Number of installment payments | installment					24
Periodic payment					$ 600,000
Balloon installment to be paid					$ 3,500,000
Senior Secured Credit Facility - Commercial Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate					2.00%
Senior Secured Credit Facility - ECA Tranche
Disclosure of detailed information about borrowings [line items]
Face amount					$ 104,200,000
Number of installment payments | installment					24
Periodic payment					$ 1,100,000
Senior Secured Credit Facility - ECA Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate					2.00%
Senior Secured Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount																$ 340,000,000											$ 581,000,000.0
Secured loan due 2021 with margin rate at 2.1%
Disclosure of detailed information about borrowings [line items]
Face amount	$ 713,000,000.0															100,000,000.0										$ 100,000,000.0
Other borrowings (Note 16)													70,000,000			0	70,000,000
Facility size													100,000,000			100,000,000	100,000,000
Secured loan due 2021 with margin rate at 2.1% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													69,043,000			$ (479,000)	69,043,000
Secured loan due 2021 with margin rate at 2.1% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																2.10%										2.10%
Senior secured loan due 2026 with margin rate at 1.95%
Disclosure of detailed information about borrowings [line items]
Face amount																$ 700,000,000.0									$ 700,000,000.0
Other borrowings (Note 16)													560,000,000			345,000,000	560,000,000
Facility size													700,000,000			651,160,000	700,000,000
Senior secured loan due 2026 with margin rate at 1.95% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													552,542,000			$ 338,765,000	552,542,000
Senior secured loan due 2026 with margin rate at 1.95% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																1.95%
Secured Loan Due 2020 With Margin Rate At 1.5%
Disclosure of detailed information about borrowings [line items]
Face amount																											67,500,000
Secured Loan Due 2020 With Margin Rate At 1.225%
Disclosure of detailed information about borrowings [line items]
Face amount																											$ 76,000,000.0
Gener8 Maritime, Inc. | Senior Secured Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount				$ 633,500,000
Repayment of borrowings (Note 16)		$ 561,600,000
Number of vessels used as collateral | ship				13
Other borrowings (Note 16)													604,800,000				604,800,000
Gener8 Maritime, Inc. | Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount				$ 963,700,000
Gener8 Maritime, Inc. | Term Loan Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 282,000,000.0
Margin rate				2.75%
Number of installment payments | installment				10
Frequency of installment payments				3 months
Gener8 Maritime, Inc. | Term Loan Facility - KEXIM Guaranteed Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 139,700,000
Margin rate				1.50%
Number of installment payments | installment				39
Frequency of installment payments				3 months
Gener8 Maritime, Inc. | Term Loan Facility - KEXIM Funded Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 197,400,000
Margin rate				2.60%
Number of installment payments | installment				39
Frequency of installment payments				3 months
Gener8 Maritime, Inc. | Term Loan Facility - K-Sure Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 344,600,000
Margin rate				1.70%
Number of installment payments | installment				39
Frequency of installment payments				3 months
Ice Class Suezmax Vessels | Vessels
Disclosure of detailed information about borrowings [line items]
Contractual commitments for acquisition of property, plant and equipment, additional option to purchase | vessel					4
Ice Class Suezmax Vessels | Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)													$ 156,900,000			$ 143,600,000	$ 156,900,000
Facility size					$ 173,600,000
Maximum | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Finance portion of aggregate contract price, percent					70.00%

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.